Income taxes (Tables)	12 Months Ended
Mar. 26, 2016
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets

The significant items comprising the Company’s net deferred tax assets at March 26, 2016 and March 28, 2015 are as follows:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015
Deferred tax assets:	(In thousands)
Loss and tax credit carry forwards	$39,710	$42,619
Difference between book and tax basis of property and equipment	2,731	2,513
Interest expense limitations carry forward	10,697	9,069
Inventory allowances	417	529
Other reserves not currently deductible	807	850
Capital lease obligation	2,431	2,696
Expenses not currently deductible	667	378
Other	(175)	144

Net deferred tax asset before valuation allowance	57,285	58,798
Valuation allowance	(57,285)	(58,798)

Net deferred tax asset	$—	$—

Reconciliation of Unrecognized Tax Benefits

The following table reconciles the unrecognized tax benefits at March 26, 2016 and March 28, 2015:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015
	(In thousands)
Unrecognized tax benefits at the beginning of the year	$—	$—
Gross increase – tax position in current period	—	89
Applied against certain element of deferred tax assets	—	(89)

Unrecognized tax benefits at the end of the year	$—	$—

Components of Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
	(In thousands)
Income tax expense (benefit):
Current	$50	$77	$183
Deferred	1,591	(2,636)	(1,525)
Valuation allowance	(1,591)	2,559	1,360

Income tax expense	$50	—	$18

Schedule of Effective Income Tax Rate Reconciliation

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
Canadian statutory rate	26.6%	26.4%	26.4%

Rate differential for U.S. operations	6.5%	5.1%	2.0%

Adjustment to valuation allowance	3.2%	(30.7)%	(26.8)%

Utilization of unrecognized losses and other tax attributes	(32.2)%	0.0%	0.0%

Permanent differences and other	(3.2)%	(0.8)%	(2.1)%

Total	0.9%	(0.0)%	(0.5)%